Corporate information	6 Months Ended
Sep. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation
The unaudited condensed consolidated interim financial statements of Global Blue have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim financial reporting’ as issued by the International Accounting Standards Board (IASB) and are presented in thousands of Euros (EURk).

Corporate information [Text Block]	Corporate information
Global Blue Group Holding AG (‘the Company’) and its subsidiaries (together ‘the Group’ or ‘Global Blue’) provide technology-enabled transaction processing services for merchants, banks, acquirers, governments and travelers. More specifically, the Group serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. The Group offers third-party serviced tax free shopping solutions (“TFSS”), added-value payment solutions (“AVPS”) including dynamic currency conversion and retail tech solutions (“RTS”). At its core, the Group is a technology platform that serves a network of merchant stores globally through both TFSS and AVPS, delivering economic benefits to a complex ecosystem of merchants, international shoppers and customs and authorities. The Group has operating subsidiaries around the world.
The Company trades as Global Blue under ticker symbol “NYSE: GB”.
The Company was incorporated on December 10, 2019. The registered office is established in 38, Zürichstrasse, CH-8306 Brüttisellen, Switzerland under the number CHE-442.546.212. SL Globetrotter GP, LTD is the immediate parent, and Silver Lake Partners, L.P. (“Silver Lake”) is the ultimate parent and controlling party, of the Group.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Directors of the Company on November 28, 2023.
The unaudited condensed consolidated interim financial statements of Global Blue have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim financial reporting’ as issued by the International Accounting Standards Board (IASB) and are presented in thousands of Euros (EURk).